Investment Strategy - Verity U.S. Treasury Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by primarily investing in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The Fund’s assets may also be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities. Examples of U.S. government agency securities include securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”). While the Fund generally intends to invest in investment grade securities, the Adviser may choose to purchase non-investment grade securities (sometimes referred to as “junk bonds”) from time to time. Such non-investment grade holdings will be limited to 10% of the Fund’s net assets. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury and government agency securities.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in direct debt obligations of the United States Treasury and in repurchase agreements collateralized by such securities, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury.

The Adviser employs a top-down, macroeconomic outlook to determine the portfolio’s duration and yield curve positioning. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, interest rates, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with the top-down, macroeconomic approach, the Adviser employs a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include duration measurements, historical yield spread relationships, volatility trends, credit ratings, credit spreads, mortgage refinance rates, as well as other factors. The Fund may sell a security due to changes in the Adviser’s outlook or cash flow needs. A security may also be sold and replaced with one that, in the Adviser’s view, presents a better value or risk/reward profile.

The Adviser may select securities with varying maturities. If the market environment is defensive characterized by an expectation of rising interest rates, the Fund may invest primarily in securities with shorter-term maturities. Conversely, in an aggressive market environment of low inflation, characterized by declining interest rates, the Fund may invest primarily in securities with longer-term maturities.

The Fund’s holdings will range in maturity from less than a year to a maximum of the longest maturity Treasury bonds available. The effective duration of the Fund’s holdings is expected to vary from less than a year to a maximum of 25 years. Duration is a measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. The Fund is not a money market fund and does not seek to maintain a stable price per share. The Fund’s per share net asset value (“NAV”) will fluctuate as the values of its portfolio holdings change, and its yield will fluctuate as the securities in which it invests mature or are sold and the proceeds are reinvested in securities with different interest rates.

Unlike many fixed income funds that pay out dividends monthly, the Fund follows a dividend policy that permits (but does not assure that) its NAV per share to rise by distributing its net investment income quarterly, thus enabling the Fund to temporarily retain a greater portion of its assets invested in securities on which interest may continue to be earned.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in direct debt obligations of the United States Treasury and in repurchase agreements collateralized by such securities, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury.